Goodwill and Intangibles Goodwill and Intangibles (Goodwill) (Details)			3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
		Dec. 04, 2015	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Goodwill [Line Items]
Goodwill, Gross							$ 2,375,000,000	$ 2,595,000,000	$ 116,000,000
Goodwill, Purchase Accounting Adjustments	[1]						$ (241,000,000)
Number of Reporting Units						3	3
Number of Reporting Units Impaired						2
Goodwill, Impairment Loss							$ 130,000,000	0
Beginning balance				$ 2,595,000,000	$ 2,595,000,000	$ 2,595,000,000	2,595,000,000	116,000,000
Acquisitions								2,454,000,000
Ending balance							2,245,000,000	2,595,000,000	116,000,000
Impairment expense			$ 1,000,000	129,000,000			130,000,000	0	0
Goodwill, Impaired, Accumulated Impairment Loss							(130,000,000)	0	0
L&S [Member]
Goodwill [Line Items]
Goodwill, Gross							162,000,000	141,000,000	116,000,000
Goodwill, Purchase Accounting Adjustments							0
Goodwill, Impairment Loss							0
Beginning balance				141,000,000	141,000,000	141,000,000	141,000,000	116,000,000
Acquisitions							21,000,000	25,000,000
Ending balance							162,000,000	141,000,000	116,000,000
Goodwill, Impaired, Accumulated Impairment Loss							0	0	0
G&P [Member]
Goodwill [Line Items]
Goodwill, Gross							2,213,000,000	2,454,000,000	0
Goodwill, Purchase Accounting Adjustments	[1]						(241,000,000)
Goodwill, Impairment Loss							130,000,000
Beginning balance				$ 2,454,000,000	$ 2,454,000,000	$ 2,454,000,000	2,454,000,000	0
Acquisitions								2,454,000,000
Ending balance							2,083,000,000	2,454,000,000	0
Goodwill, Impaired, Accumulated Impairment Loss							(130,000,000)	0	$ 0
Equity Method Investments [Member] | Income Approach Valuation Technique [Member] | Minimum [Member]
Goodwill [Line Items]
Fair Value Inputs, Discount Rate		9.40%			10.50%
Equity Method Investments [Member] | Income Approach Valuation Technique [Member] | Maximum [Member]
Goodwill [Line Items]
Fair Value Inputs, Discount Rate		11.10%			11.50%
Goodwill [Member] | Income Approach Valuation Technique [Member] | Minimum [Member]
Goodwill [Line Items]
Fair Value Inputs, Discount Rate					11.50%
Fair Value Inputs, Attrition Rate					5.00%
Goodwill [Member] | Income Approach Valuation Technique [Member] | Maximum [Member]
Goodwill [Line Items]
Fair Value Inputs, Discount Rate					12.80%
Fair Value Inputs, Attrition Rate					10.00%
MPC [Member]
Goodwill [Line Items]
Acquisitions							$ 21,000,000	$ 25,000,000

[1]	(1)See Note 4 for further discussion on purchase price allocation adjustments.